Capital Stock - Schedule of Information about RSUs and PSUs Granted and Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	0	90,000.00	0
Weighted average grant date fair value per option (in dollars per share) | $ / shares	$ 0	$ 4.22	$ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	2,000,000.0	3,000,000.0	2,400,000
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 12.17	$ 8.36	$ 8.60
Number of shares outstanding (in shares)	3,800,000	4,600,000	4,500,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	1,300,000	2,900,000	1,700,000
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 14.27	$ 9.49	$ 9.88
Number of awards (in millions, representing 100% of target) (in shares)	100.00%	100.00%	100.00%
Number of shares outstanding (in shares)	5,100,000	6,100,000	4,600,000